8. INVESTMENTS IN JOINT VENTURES (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Share capital		$ 2,080	$ 1,938
Profit (loss) of the year		5,670	(252)	$ 3,849
Equity		$ 20,112	14,074	$ 8,381	$ 3,553
Joint Venture 1
Disclosure of joint ventures [line items]
Joint venture name	[1]	CIESA
Main activity		Investment
Share capital			639
Profit (loss) of the year			1,356
Equity			$ 2,900
Direct and indirect participation			50.00%
Joint Venture 2
Disclosure of joint ventures [line items]
Joint venture name	[2]	Citelec
Main activity		Investment
Share capital			$ 555
Profit (loss) of the year			1,201
Equity			$ 1,505
Direct and indirect participation			50.00%
Joint Venture 3
Disclosure of joint ventures [line items]
Joint venture name	[3]	Greenwind
Main activity		Generation
Share capital			$ 5
Profit (loss) of the year			(104)
Equity			$ 222
Direct and indirect participation			50.00%

[1]	The Company holds a direct and indirect interest of 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, the Company has an indirect participation of 25.50% in TGS.
[2]	Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.
[3]	See Note 1.3.2.